Trade and Other Receivables, Net	6 Months Ended
Dec. 31, 2024
Trade and other receivables, net [Abstract]
Trade and other receivables, net
6.	Trade and other receivables, net

	June 30, 2024	December 31, 2024	December 31, 2024
	RM	RM	USD
Trade receivables - third parties	7,119,565	5,876,653	1,315,276
Less: Allowance for expected credit losses of trade receivables – third parties	(243,021)	(243,021)	(54,391)
	6,876,544	5,633,632	1,260,885

Deposits	188,181	200,401	44,852
Prepayments	8,395	6,342,564	1,419,553
Advance to suppliers	295,827	63,958	14,315
Deferred IPO expenses	8,054,139	-	-
Sundry receivables	1,642	5,460	1,222
	15,424,728	12,246,015	2,740,827

Trade receivables are unsecured, non-interest bearing and are generally on 30 to 120 days’ (June 30 2024: 30 to 120 days’) credit terms.

Prepayments mainly comprise professional fees paid in advance for business development and marketing activities. These costs will be amortised over the expected benefit period of two to three years, in line with the Group’s policy to match expenses with the period in which the related economic benefits are expected to be realised.

The movement in allowance for expected credit losses of trade receivables – third parties computed based on lifetime ECL was as follows:

	June 30, 2024	December 31, 2024	December 31, 2024
	RM	RM	USD
At beginning and end of financial year/period	243,021	243,021	54,391

In prior year, included within trade and other receivables are deferred IPO expenses amounting to RM 8,054,139. These costs include professional fees that are directly attributable to the preparation of the Group’s proposed listing on Nasdaq Capital Market.